INVESTMENTS - Summary of Movement of Equity Investments (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Equity Method Investments and Joint Ventures [Abstract]
Beginning balance	$ 8,740	$ 25,833	$ 26,052
Additions	24,872	4,101	2,999
Share of results	(3,066)	(1,912)	(1,246)
Share of other comprehensive income (loss)	(1,097)	303	(450)
Less: disposals and transfers		(17,198)	(1,522)
Less: transfer upon acquisition of controlling interest in an associated company (Note 4)		(2,387)
Distribution from investment	(578)
Impairment	(2,562)
Ending balance	$ 26,309	$ 8,740	$ 25,833